GOODWILL AND OTHER INTANGIBLE ASSETS- Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Future amortization expense, year one	$ 9,084
Future amortization expense, year two	6,159
Future amortization expense, year three	4,841
Total future amortization expense	$ 29,108
Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
Future amortization expense, year one		$ 16,708
Future amortization expense, year two		8,549
Future amortization expense, year three		5,624
2028		4,306
2029 and beyond		403
Total future amortization expense		$ 35,590